September 11, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street N.E.

Washington D.C. 20549

Re:                             Brookfield Investment Funds (the “Trust”)

File Nos.: 333-174323 and 811-22558

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended (the”1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Center Coast Brookfield Energy Infrastructure Fund is Post-Effective Amendment (“PEA”) No. 40, under the 1933 Act, and Amendment No. 42, under the 1940 Act, to the Trust’s Registration Statement on Form N-1A. This PEA No. 40 hereby incorporates Parts A, B and C from the Trust’s PEA No. 39 on Form N-1A filed on September 5, 2018. This PEA No. 40 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 39 (Accession No. 0001104659-18-055328) to the Trust’s Registration Statement.

If you have any questions or require further information, please contact me at (212) 549-8367.

Sincerely,

/s/ Thomas D. Peeney

Thomas D. Peeney, Director, Legal Counsel
Brookfield Investment Management Inc.

Cc: Michael Rosella, Esq. Paul Hastings LLP